Regulatory Matters and Restrictions on Dividends - Summary of Changes to Regulatory Capital Ratios (Detail)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	5.125%	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		6.50%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.625%	6.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		8.00%	6.00%
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	8.625%	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)		10.00%	10.00%
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)		5.00%	5.00%